Significant Accounting Policies (Details) - Schedule of net debt analysis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Debt Analysis [Abstract]
Cash, cash equivalents, and restricted cash	$ 8,230,644	$ 15,853,811
Borrowings – repayable within one year	(6,330,116)	(16,066,020)
Borrowings – repayable after one year	(15,355,467)	(6,191,923)
Net debt	$ (13,454,939)	$ (6,404,132)